Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions
Related party transactions

24.       Related party transactions

a)                                     Amounts due to related parties consisted of the following:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”) -short term	73,097	32,101
Payables to Jing Wei Electronics Co., Ltd.-short term	47,754	67,227
Payables to Heibei Ningjin Songgong Semiconductor Co., Ltd. (“Ningjin Songgong”) -short term	4,294	48,081
Others-short term	37,344	58,230
Total amounts due to related parties-short term	162,589	205,639

b)             Amounts due from related parties consisted of the following:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Advances to Hebei Jinglong-short term	10,740	86,712
Advances to Hebei Jinglong-long term	38,333	21,252
Advances to others-short term	3,439	553
Receivables from Ningjin Songgong-short term	19,077	5,045
Receivables from others-short term	18,215	32,242
Total amounts due from related parties	89,804	145,804

c)              Transactions with Hebei Jinglong

Wafer supply

In July 2006, the Group entered into a master long-term supply contract (the “Jinglong Long-term Supply Contract”) with Hebei Jinglong, which owns 29.5% equity interest of the Group as of December 31, 2012, for the supply of silicon wafers. The Jinglong Long-term Supply Contract had an initial term of four and half years, from July 2006 to December 2010, which automatically extended for another three years until the end of 2013. The Group has also entered into various short-term supply contracts with Hebei Jinglong for the supply of silicon wafers (together with the Jinglong Long-term Supply Contract the “Jinglong Supply Contracts”). Under the Jinglong Supply Contracts, Jinglong Group has agreed to supply the Group with silicon wafers at prevailing market prices with a reasonable discount and under prepayment arrangements. The Group has entered into various supplemental agreements to the Jinglong Supply Contracts to specify certain performance terms, including amendment of prepayment amounts and their utilization. The prepayment and delivery terms under the existing Jinglong Long-term Supply Contract had been revised subsequently in August 2007, September 2008, and February 2009.

The Group reviewed the contracts under ASC 815, Derivatives and Hedging, and ASC 810, Consolidation, and determined that they don’t contain an embedded derivative nor would the supplier contracts cause the supplier to be a variable interest entity.

For the years ended 31 December 2010, 2011 and 2012, the Group purchased RMB 1,629,433,RMB 1,506,609 and RMB 191,339 respectively, of silicon wafers from Jinglong Group under the Jinglong Supply Contracts and from Solar Silicon Valley before it was acquired by the Group in November 2011. The Group will continue to purchase silicon wafers from Jinglong Group.

Unused prepayments were RMB 49,073 and RMB 107,964 at December 31, 2011 and 2012, respectively, and were recorded in advances to related party supplier in the consolidated balance sheet.

Outsourcing service

The Group outsourced wafer processing services to Hebei Jinglong and Silicon Valley, where they helped the Group turn polysilicon into wafers. The outsourcing service fee was RMB 2,275, RMB nil and RMB 17,899 for Hebei Jinglong for the years ended December 31, 2010, 2011 and 2012 respectively, RMB 4,138 and RMB 8,874 for Solar Silicon Valley for the years ended December 31, 2010 and 2011 before acquisition of Silicon Valley, respectively.

Management fees and leasing

The Group leases properties from Hebei Jinglong and another related party under operating lease agreements. The Group incurred rental expenses under operating lease agreements to Hebei Jinglong in the amounts of RMB 12,180, RMB 12,000 and RMB 12,000 for the years ended December 31, 2010, 2011 and 2012, respectively.

Guarantee

As of December 31, 2011, the Group provided guarantees to Hebei Jinglong for short-term bank borrowing with a principal of RMB 366,000 while the Group also received guarantees from Heibei Jinglong for short-term bank borrowing with a principal of RMB 170,000. The Group monitors the financial performance of Hebei Jinglong on a monthly basis, and also evaluates the availability of Hebei Jinglong from alternate sources. No amounts have been accrued as a loss contingency related to this guarantee because payment by the Group is not probable.  The fair value of the guarantee as of December 31, 2011 was not material. There is no guarantee provided to Hebei Jinglong as of December 31, 2012.

Acquisition of Solar Silicon Valley

On November 30, 2011, the Group completed the acquisition of 100 percent of the shares of Solar Silicon Valley for a share consideration of RMB 358,987 (Note 3).

d)             Transactions with other related parties

	For the year ended December 31, 2010	For the year ended December 31, 2011,	For the year ended December 31, 2012
	RMB	RMB	RMB
Sales of products
Subsidiaries of Hebei Jinglong	19,494	8,858	172,623
Ningjin Songgong	—	13,035	67,393
Others	140,670	45,897	3,204
Total	160,164	67,790	243,220

Purchase of products
Subsidiaries of Hebei Jinglong	837,505	1,128,937	464,511
Ningjin Songgong	32,205	2,932	350,685
Others	5,482	—	12,515
Total	875,192	1,131,869	827,711

Processing service	232,163	27,369	19,086
Subsidiaries of Hebei Jinglong	—	14,147	7,618
Others	232,163	41,516	26,704
Total

Purchase of equipment
Subsidiaries of Hebei Jinglong	10	460	2,481
Total	10	460	2,481

During the year ended December 31, 2010, the Group acquired 100 percent of the shares of Shanghai Jinglong Solar Technology Co., Ltd. from Ningjin Jinglong PV Investment Co., Ltd., a subsidiary of Hebei Jinglong, for a cash consideration of RMB 198,960, representing the fair value of the company based on an independent third party valuation. Shanghai Jinglong Solar Technology Co., Ltd. owns the land, building and facility previously leased by the Group for its module production operation in Fengxian, Shanghai. Shanghai Jinglong Solar Technology Co., Ltd. is not a business and this transaction was accounted for as an asset acquisition.

On March 8, 2012, the Group entered into a settlement agreement with M.SETEK to settle the outstanding prepayments made to M.SETEK. Pursuant to the settlement agreement, M.SETEK will transfer its 65% equity interests in Hebei Ningjing Songgong to the Group at an appraisal price to repay a portion of the prepayments. Hebei NingJin Songgong is 65% owned by M. SETEK and 32.7% owned Mr. Baofang Jin, the Group’s Chairman, and 2.3% owned by a few third party individuals. (See Note 8)

The Group considers that these transactions were carried out at arm’s length with prices comparable to other similar transactions with unrelated third parties.